                                                     1933 Act File No. 333-41562
                                                     1940 Act File No. 811-10021

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.

    Post-Effective Amendment No.   5                                X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

Amendment No.   4                                                   X

                                 BANKNORTH FUNDS
               (Exact name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15232-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 X  immediately upon filing pursuant to paragraph (b).
___ on _________________ pursuant to paragraph (b).
___ 60 days after filing pursuant to paragraph (a)(i).
___ on _________________ pursuant to paragraph (a)(i).
___ 75 days after filing pursuant to paragraph (a)(ii).
___ on _________________ pursuant to paragraph (a)(iii) of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037
PROSPECTUS

BANKNORTH LARGE CAP CORE FUND

BANKNORTH SMALL/MID CAP CORE FUND

BANKNORTH INTERMEDIATE BOND FUND

BANKNORTH VERMONT MUNICIPAL BOND FUND

Banknorth Funds (the “Trust”) is an open-end, management investment company. The Trust has four separate investment portfolios or mutual funds (the “Funds”). Each Fund offers its own shares and has a distinct investment goal to meet specific investor needs.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary	1
Summary of the Specific Risks of Investing in the Funds?	9
What are the Funds’ Fees and Expenses?	10
What are the Principal Securities in Which the Funds Invest?	11
What are the Specific Risks of Investing in the Funds?	13
What Do Shares Cost?	15
How are the Funds Sold?	16
How to Purchase Shares	16
How to Exchange Shares	17
How to Redeem Shares	18
Account and Share Information	19
Who Manages the Funds?	20
Financial Information	21

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

NOVEMBER 30, 2003

RISK/RETURN SUMMARY

The following describes the investment goals, strategies and principal risks of each Fund. The investment goal of any Fund may be changed only upon approval of a majority of the Fund’s outstanding shares. Percentage limitations with respect to assets of the Funds are applied at the time of purchase.

BANKNORTH LARGE CAP CORE FUND

Goal

The Fund’s goal is long-term capital appreciation.

Strategy

The Fund pursues its goal by investing in stocks of large-cap companies utilizing a blended style of investing by using both a growth-based or value-based strategy. It is expected that the Fund will have the overall portfolio characteristics that define it as “large cap core,” which is an investment style that has elements of both growth and value investing. However, the Adviser will typically favor a company’s growth characteristics over its value characteristics. The Adviser currently defines as “large-cap” those companies with a market capitalization of $5 billion or more. The Adviser selects economic sectors and industries with a potential for above average growth for a five year or more period. The Adviser seeks to identify companies that offer secular growth driven by factors such as technological changes and demographics and avoid industries subject to heavy governmental regulation or dependence on commodity pricing for growth. The Adviser uses fundamental research to identify companies with histories of sustained profitability and leadership within their respective industries. The primary focus is on the core earnings power of the company and the ability to provide above-average growth in revenues, earnings and cash flows for a multi-year period. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in large capitalization equity investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

Risks

The Fund is subject to the following risks: Stock Market Risks, Risks Related to Investing for Growth, Risks Related to Investing for Value, Sector Risks and Liquidity Risks. See “What are the Specific Risks of Investing in the Funds?” for additional information.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund’s Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

1	Banknorth Funds

The Fund’s total return for the nine-month period from January 1, 2003 to September 30, 2003 was 7.99%.

Within the periods shown in the bar chart, the Fund’s highest quarterly return was 26.07% (quarter ended December 31, 1998). Its lowest quarterly return was (13.76)% (quarter ended September 30, 2001).

Average Annual Total Return Table*

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), a broad-based market index. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the Periods Ended December 31, 2002)	1 Year	5 Years	Start of Performance[1]

Large Cap Core Fund

Return Before Taxes	(14.44)%	3.62%	3.86%

Return After Taxes on Distributions[2]	(14.44)%	2.33%	2.58%

Return After Taxes on Distributions and Sale of Fund Shares[2]	(8.87)%	3.14%	3.34%

S&P 500 (reflects no deduction for fees, expenses, or taxes)	(22.09)%	(0.58)%	(0.45)%

1	The Fund’s start of performance date was December 17, 1997.
2	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes on distributions and sale of Fund Shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

*The Fund is the successor to the Investor’s Equity Fund (Former Fund), a former series of Forum Funds pursuant to a reorganization that took place on January 8, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for periods prior to January 8, 2001, is historical information of the Former Fund. The Former Fund was managed by the Stratevest Group, N.A. and had substantially the same investment policies as the Fund. The reorganization was approved by the Former Fund’s shareholders, who on January 8, 2001, received Shares of the Fund.

Banknorth Funds	2

 BANKNORTH SMALL/MID CAP CORE FUND

Goal

The Fund’s goal is long-term capital appreciation.

Strategy

The Fund pursues its goal by investing primarily in small-to-mid sized companies (those with market capitalizations equal to or less than that of the company with the largest market capitalization in the Russell Mid Cap Index at the time of purchase). The Adviser utilizes a blended style of investing by using a growth-based or value-based strategy (or both) as market conditions dictate. Stocks will be selected based upon either their relative value or potential for growth. The Adviser selects companies with strong earnings growth potential, a proven commitment to research and development of new products, strong management and a demonstrated effectiveness in the marketplace. The Adviser will typically favor a company’s growth characteristics over its value characteristics. In addition, the Adviser seeks to identify companies that are expected to benefit from major secular changes occurring in society, politics and/or economics. This investment approach is based on the conviction that, over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly-held corporations. Ordinarily this investment strategy focuses on companies with moderate to high price/earnings ratios and dividend yields which are generally lower than the overall market. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in small/mid capitalization equity investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

Risks

The Fund is subject to the following risks: Stock Market Risks, Risks Related to Investing for Value, Risks Related to Investing for Growth, Risks Related to Company Size, Sector Risks and Liquidity Risks. See “What are the Specific Risks of Investing in the Funds?” for additional information.

Risk/Return Bar Chart

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund’s Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

The Fund’s total return for the nine-month period from January 1, 2003 to September 30, 2003 was 12.67%.

Within the periods shown in the bar chart, the Fund’s highest quarterly return was 16.28% (quarter ended March 31, 2000). Its lowest quarterly return was (19.70)% (quarter ended September 30, 2001).

3	Banknorth Funds

Average Annual Total Return Table*

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell Midcap Index (RMCI), a broad-based market index. The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the Periods ended December 31, 2002)	1 Year	Start of Performance[1]

Small/Mid Cap Core Fund

Return Before Taxes	(12.88)%	(3.22)%

Return After Taxes on Distributions[2]	(15.07)%	(3.92)%

Return After Taxes on Distributions and Sale of Fund Shares[2]	(5.89)%	(2.55)%

RMCI (reflects no deduction for fees, expenses, or taxes)	(16.18)%	(1.42)%

1	The Fund’s start of performance date was May 31, 1999.
2	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes on distributions and sale of Fund Shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

*The Fund is the successor to a portfolio of assets of CF Mid/Small Cap Fund (Former Fund), a common trust fund managed by the Adviser, which was transferred to the Fund on October 2, 2000 in exchange for Fund shares. The quoted returns include the returns of the Former Fund for periods before October 2, 2000, adjusted to reflect the Fund’s expenses. The Former Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Former Fund had been registered under the 1940 Act, returns may have been adversely affected.

Banknorth Funds	4

BANKNORTH INTERMEDIATE BOND FUND

Goal

The Fund’s goal is to provide current income.

Strategy

The Fund pursues its goal by investing primarily in high-quality corporate bonds and securities issued by the U.S. government, its agencies and instrumentalities. High-quality securities are rated in one of the top three ratings categories by a nationally recognized statistical ratings organization (NRSRO), or securities that are unrated but are determined by the Adviser to be of comparable quality. Downgraded securities will be evaluated on a case-by-case basis by the Adviser, who will determine whether or not the security continues to be an acceptable investment. The Adviser uses macroeconomic, credit and market analysis to select portfolio securities. The Fund maintains an average dollar-weighted maturity of three to ten years. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed income investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1. The Fund will invest at least 65% of its assets in fixed income investments with a maturity greater than one year.

Risks

The Fund is subject to the following risks: Credit Risks, Interest Rate Risks, Call Risks, Prepayment Risks, Sector Risks and Liquidity Risks. See “What are the Specific Risks of Investing in the Funds?” for additional information.

Risk/Return Bar Chart

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund’s Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

The Fund’s total return for the nine-month period from January 1, 2003 to September 30, 2003 was 2.36%.

Within the periods shown in the bar chart, the Fund’s highest quarterly return was 4.79% (quarter ended June 30, 1995). Its lowest quarterly return was (1.62)% (quarter ended March 31, 1994).

5	Banknorth Funds

Average Annual Total Return Table*

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Intermediate Government/Credit Index (LBIGC), a broad-based market index. The LBIGC is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in  an index.

(For the periods ended December 31, 2002)	1 Year	5 Years	10 Years

Intermediate Bond Fund

Return Before Taxes	8.11%	5.34%	5.51%

Return After Taxes on Distributions[1]	6.08%	4.41%	5.05%

Return After Taxes on Distributions and Sale of Fund Shares[1]	4.93%	3.87%	4.35%

LBIGC (reflects no deduction for fees, expenses, or taxes)	9.84%	7.48%	7.08%

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes on distributions and sale of Fund Shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

*The Fund is the successor to a portfolio of assets of CF Max Income Bond Fund (Former Fund), a common trust fund managed by the Adviser, which were transferred to the Fund on October 2, 2000 in exchange for Fund shares. The quoted performance includes the performance of the Former Fund for periods before the date the Fund’s operations commenced on October 2, 2000, adjusted to reflect the Fund’s expenses. The Former Fund was not registered under the Investment Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Former Fund had been registered under the 1940 Act, performance may have been adversely affected.

Banknorth Funds	6

BANKNORTH VERMONT MUNICIPAL BOND FUND

Goal

The Fund’s goal is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Vermont and Vermont municipalities.

Strategy

Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and personal income taxes imposed by the State of Vermont and Vermont municipalities. This policy may not be changed without shareholder approval. The interest on securities the Fund invests in may be subject to the federal alternative minimum tax (AMT). In order to manage the effects of interest rate changes on the Fund, the Fund may invest in municipal securities of any maturity, but will invest at least 65% of its assets in securities with a maturity greater than one year. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, the Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal, Vermont state, and various Vermont municipal income taxes. This may cause the Fund to receive and distribute taxable income to investors.

The Fund invests primarily in high-quality securities rated in one of the top three ratings categories by a nationally recognized statistical ratings organization (NRSRO), or securities that are unrated but are determined by the Adviser to be of comparable quality. Downgraded securities will be evaluated on a case-by-case basis by the Adviser, who will determine whether or not the security continues to be an acceptable investment. The Fund may invest up to 15% of its net assets in illiquid securities.

Risks

The Fund is subject to the following risks: Credit Risks, Interest Rate Risks, Call Risks, Sector Risks, Tax Risks, Diversification Risks, Vermont Risks and Liquidity Risks. See “What are the Specific Risks of Investing in the Funds?” for additional information.

Risk/Return Bar Chart

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

7	Banknorth Funds

The Fund’s shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value. The Fund’s total return for the nine-month period from January 1, 2003 to September 30, 2003 was 2.07%.

Within the periods shown in the bar chart, the Fund’s highest quarterly return was 3.18% (quarter ended March 31, 1995). Its lowest quarterly return was (2.52)% (quarter ended March 31, 1994).

Average Annual Total Return Table*

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 5-Year Municipal Bond Index, a broad market performance benchmark for the tax exempt bond market. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the Periods ended December 31, 2002)	1 Year	5 Years	10 Years

Vermont Municipal Bond Fund

Return Before Taxes	5.45%	3.71%	4.15%

Return After Taxes on Distributions[1]	5.45%	3.71%	4.15%

Return After Taxes on Distributions and Sale of Fund Shares[1]	4.74%	3.35%	3.61%

Lehman Brothers 5-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	9.27%	5.91%	5.88%

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes on distributions and sale of Fund Shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

*The Fund is the successor to a portfolio of assets of CF Vermont Tax Exempt Fund (Former Fund), a common trust fund managed by the Adviser, which were transferred to the Fund on October 2, 2000 in exchange for Fund shares. The quoted performance includes the performance of the Former Fund for periods before the date the Fund’s operations commenced on October 2, 2000, adjusted to reflect the Fund’s expenses. The Former Fund was not registered under the Investment Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Former Fund had been registered under the 1940 Act, performance may have been adversely affected.

Banknorth Funds	8

SUMMARY OF THE SPECIFIC RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in a Fund and there can be no assurance that a Fund will achieve its goal. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by Banknorth Investment Advisors, or its affiliates, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risks	Large Cap Core Fund	Small/ Mid Cap Core Fund	Intermediate Bond Fund	Vermont Municipal Bond Fund

Stock Market Risks[1]	■	■

Risks Related to Investing for Value[2]	■	■

Risks Related to Investing for Growth[3]	■	■

Risks Related to Company Size[4]		■

Credit Risks[5]			■	■

Interest Rate Risks[6]			■	■

Call Risks[7]			■	■

Prepayment Risks[8]			■	■

Sector Risks[9]	■	■	■	■

Tax Risks[10]				■

Diversification Risks[11]				■

Vermont Risks[12]				■

Liquidity Risks[13]				■

1	The values of equity securities rise and fall.
2	Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.
3	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.
4	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.
5	The possibility that an issuer will default on a security by failing to pay interest or principal when due.
6	Prices of fixed income securities rise and fall in response to interest rate changes.
7	An issuer may redeem a fixed income security before maturity at a price below its current market price.
8	The relative volatility of mortgage-backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.
9	Market sectors may underperform other sectors or the market as a whole.
10	Changes in federal tax laws may cause the prices of municipal securities to fall.
11	The Vermont Municipal Bond Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.
12	Because the Vermont Municipal Bond Fund’s portfolio may be comprised of securities issued or credit enhanced by issuers located in Vermont, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.
13	Limited trading opportunities for certain securities and the inability to sell a security at will could result in losses to a Fund.

9	Banknorth Funds

WHAT ARE THE FUNDS’ FEES AND EXPENSES?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds.

Shareholder Fees Fees paid directly from your investment	Large Cap Core Fund	Small/ Mid Cap Core Fund	Intermediate Bond Fund	Vermont Municipal Bond Fund

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1] Expenses that are Deducted from Fund Assets (as a percentage of projected average net assets)

Management Fee[1]	0.75%	0.75%	0.60%	0.50%

Distribution (12b-1) Fee	None	None	None	None

Shareholder Services Fee	0.25%	0.25%	0.25%	0.25%

Other Expenses	0.35%	1.09%	0.31%	0.35%
Total Annual Fund Operating Expenses	1.35%	2.09%	1.16%	1.10%

1    Although not contractually obligated to do so, the adviser waived certain amounts for the Small/Mid Cap Core Fund, the Intermediate Bond Fund and the Vermont Municipal Bond Fund during the fiscal year ended August 31, 2003. Effective September 1, 2003 the adviser agreed to voluntarily waive fees of 0.15%, 0.35%, 0.35% and 0.30% for the Large Cap Core Fund, Small/Mid Cap Core Fund, Intermediate Bond Fund and Vermont Municipal Bond Fund, respectively. The administrator is voluntarily waiving a portion of its administrative service fees on the Small/Mid Cap Core Fund. The adviser and the administrator may choose to discontinue these waivers at any time. These waiver amounts are shown below along with the net expenses the Funds expect to pay for the fiscal year ended August 31, 2004.

Total Voluntary Waiver of Fund Expenses	0.15%	0.64%	0.35%	0.30%
Total Actual Fund Operating Expenses (After All Voluntary Waivers)	1.20%	1.45%	0.81%	0.80%

EXAMPLE

The following Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses are as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Large Cap Core Fund	$137	$428	$ 739	$1,624

Small/Mid Cap Core Fund	$212	$655	$1,124	$2,421

Intermediate Bond Fund	$118	$368	$ 638	$1,409

Vermont Municipal Bond Fund	$112	$350	$ 606	$1,340

Banknorth Funds	10

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE  FUNDS INVEST?

EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the type of equity securities in which the Funds invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds may invest.

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government-sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government  sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The

11	Banknorth Funds

credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.

In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income asset (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass through certificates. Asset backed securities have prepayment risks. Like collateralized mortgage obligations (CMOs), asset backed securities may be structured like certain classes of mortgage backed securities known as Floaters and Inverse Floaters, interest only mortgage backed securities (IOs) and principal only mortgage backed securities (POs).

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Banknorth Funds	12

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

TEMPORARY DEFENSIVE INVESTMENTS

The Funds may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUNDS?

STOCK MARKET RISKS

■	The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a short-term movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.
■	The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR VALUE

■	Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO INVESTING FOR GROWTH

■	Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO COMPANY SIZE

■	Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
■	Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

CREDIT RISKS

■	Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

13	Banknorth Funds

■	Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser’s credit assessment.
■	Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
■	Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent the Funds from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

■	Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
■	Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CALL RISKS

■	Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.
■	If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

PREPAYMENT RISKS

■	Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

■	Generally, mortgage backed securities compensate for the increased risk associated with prepayments

Banknorth Funds	14

by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

SECTOR RISKS

■	A substantial part of a Fund’s portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, by issuers located in the same state, or with other similar characteristics. As a result, a Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

TAX RISKS

■	In order to be tax-exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.
■	Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall.

LIQUIDITY RISKS

■	Trading opportunities are more limited for securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.
■	Liquidity risk also refers to the possibility that a Fund may not be able to sell a security (or close out a derivative contract) when it wants to. If this happens, a Fund will be required to continue to hold the security (or keep the position open), and a Fund could incur losses.

VERMONT RISKS

Vermont is predominately a rural state with its key economic base comprised of tourism, recreation, agriculture, manufacturing, health care and higher education. Local political and economic factors may adversely affect the value and liquidity of securities held by the Vermont Municipal Bond Fund. In addition, the local economy of municipalities or political subdivisions in Vermont that are dependent on a large, local employer may be adversely affected by any events affecting that employer.

RISKS OF NON-DIVERSIFICATION

The Vermont Municipal Bond Fund is non-diversified. Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s Share price.

WHAT DO SHARES COST?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Funds do not charge a front end sales charge. NAV is determined at end of regular trading (normally 4:00 p.m. Eastern time) each day the

15	Banknorth Funds

NYSE is open. From time to time the Funds may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of a Fund’s assets may change on days you cannot purchase or redeem Shares.

Market values of the Funds’ portfolio securities are determined as follows: Equity securities are generally valued according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). Fixed income securities are generally valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The required minimum initial investment for Fund Shares is $2,500. The required minimum subsequent investment amount is $100. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amount for Systematic Investment Programs is $100. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by a Fund.

An investor’s minimum investment is calculated by combining all accounts the investor maintains with the Trust. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW ARE THE FUNDS SOLD?

The Fund’s Distributor, Edgewood Services, Inc., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals. The Vermont Municipal Bond Fund may not be a suitable investment for retirement plans or for non-Vermont taxpayers because it invests in Vermont municipal securities. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

You may purchase Shares through Banknorth, through an authorized broker/dealer, or directly from the Funds. Purchase orders must be received by 4:00 p.m. (Eastern time) in order to receive Fund shares at that day’s NAV. The Funds reserve the right to reject any request to purchase or exchange Shares.

BY WIRE

Shareholders with existing accounts may purchase shares by Federal Reserve Wire. Trust customers should contact their account officer. All other customers should call Banknorth Funds Shareholder Services at 1-888-247-4505. You cannot purchase Shares by wire on holidays when the Federal  Reserve is closed.

BY MAIL

Submit a completed account application or additional investment form. Your form of payment may be by a check payable to the particular Fund or an authorization in your account application to withdraw funds from your checking account at an ACH member bank.

Checks should be sent to:

Banknorth Funds Shareholder Services

P.O. Box 8612

Boston, MA 02266-8612

Banknorth Funds	16

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Banknorth Funds Shareholder Services

1099 Hingham Street

Rockland, MA 02370

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third- party checks (checks originally payable to someone other than you or a Fund).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from another Banknorth Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations. In addition, shares of the Funds may also be exchanged for certain other mutual funds distributed by Edgewood Services, Inc. and Federated Securities Corp. (“Federated Funds”) See “How to Exchange Shares” below for more information.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares in a minimum amount of $100 on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Funds or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Funds for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee. The Vermont Municipal Bond Fund may not be a suitable investment for retirement plans because it invests in municipal securities.

HOW TO EXCHANGE SHARES

EXCHANGE PRIVILEGES

You may exchange Fund Shares for Shares of any other Fund in the Trust. Trust customers should call the Banknorth Funds Shareholder Services at 1-888-247-4505 and all other investors should call or write to Banknorth Funds Shareholder Services, P.O. Box 8612, Boston MA 02266-8612. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have a common owner. Your exchange request must be received by 4:00 p.m. (Eastern time) in order for Shares to be exchanged based on that day’s NAV.

In addition, shares of the Funds may also be exchanged for certain other mutual funds distributed by Edgewood Services, Inc. or Federated Funds.

To do this you must:

■	ensure that the account registrations are identical;
■	meet any minimum initial investment requirements; and
■	receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Funds may modify or terminate the exchange privilege at any time. The Funds’ management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, a Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

17	Banknorth Funds

For further information about the availability of Federated Funds for exchange or further information about the exchanges privilege, call 1-888-247-4505.

HOW TO REDEEM SHARES

Each Fund redeems Shares at their NAV next determined after the Fund receives the redemption request in proper form. If a redemption order is received before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), the redemption proceeds will normally be paid through the ACH system to the shareholder’s bank account application, normally on the second business day. Otherwise, a check for redemption proceeds will be mailed within one business day after receipt of a proper written redemption request.

BY TELEPHONE

Once you have completed the appropriate authorization form for telephone transactions, you may redeem Shares of a Fund by calling Banknorth Funds Shareholder Services at 1-888-247-4505. The Funds will record your telephone instructions. The Funds will follow reasonable procedures to insure telephone instructions are transmitted by authorized parties and are not fraudulent.

BY WIRE

Trust customers should contact their account officer to receive redemption proceeds by Federal Reserve Wire. All other customers should contact Banknorth Funds Shareholder Services at 1-888-247-4505. Wire orders will only be accepted on days on which the Funds and the Federal Reserve Banks are open for business.

BY MAIL

You may redeem Shares by mailing a written request to the Funds at:

Banknorth Funds

P.O. Box 8612

Boston, MA 02266-8612

Send requests by private courier or overnight delivery service to:

Banknorth Funds

1099 Hingham Street

Rockland, MA 02370

All requests must include:

■	Fund Name, account number and account registration;
■	amount to be redeemed; and
■	signatures of all shareholders exactly as registered. Call your investment professional or the Funds if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

■	your redemption will be sent to an address other than the address of record;
■	your redemption will be sent to an address of record that was changed within the last 30 days;
■	a redemption is payable to someone other than the shareholder(s) of record; or
■	if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

Banknorth Funds	18

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

■	to allow your purchase to clear;
■	during periods of market volatility; or
■	when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Funds.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Funds may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

SYSTEMATIC WITHDRAWAL/ EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Funds. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds do not issue share certificates.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Large Cap Core Fund and Small/Mid Cap Core Fund declare and pay any dividends quarterly to shareholders. The Intermediate Bond Fund and Vermont Municipal Bond Fund declare and pay any dividends monthly to shareholders.

Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution,

19	Banknorth Funds

whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or the Funds for information concerning when dividends and capital gains will  be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

With respect to the Large Cap Core Fund and Small/Mid Cap Core Fund, fund distributions are expected to be both dividends and capital gains. With respect to the Vermont Municipal Bond Fund and Intermediate Bond Fund, fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales.

It is anticipated that Vermont Municipal Bond Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although the Vermont Municipal Bond Fund’s dividends will be exempt from the Vermont taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in a Fund. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUNDS?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Banknorth Investment Advisors. The Adviser manages each Fund’s assets, including buying and selling portfolio securities. The Adviser has managed the Funds since their inception and managed the predecessor common/collective trust funds. The Adviser’s address is One Portland Square, Portland, Maine.

ADVISER’S BACKGROUND

Banknorth Investment Advisors is a registered investment advisor and a division of Banknorth, N.A., the banking subsidiary of Banknorth Group, Inc. Banknorth Group, Inc. is a banking and financial services company headquartered in Portland, Maine. Additionally, Banknorth Investment Management Group and its predecessors have provided wealth management services to individuals and institutions for over 80 years. As of August 31, 2003 Banknorth Investment Management Group had approximately $4.4 billion in client assets under managment. Banknorth Investment Advisors, Banknorth Investment Management Group and its predecessors have managed the Funds since their inception.

THE FUNDS’ PORTFOLIO MANAGERS ARE:

The Large Cap Core Fund and Small/Mid Cap Core Fund are co-managed by Jonathan White and Robert A. Magan. Mr. White has been a Senior Vice President and a Chief Investment Strategist of the Adviser and/or its predecessors since 1994. Mr. White has over 25 years of investment management

Banknorth Funds	20

and trust services experience. He earned a B.A. from Dartmouth University and an M.B.A. from the University of New Hampshire. Mr. White has earned the right to use the Chartered Financial  Analyst designation.

Mr. Magan has been a Vice President and Investment Consultant with the Adviser and/or its predecessors since 1996. He has over eight years of investment management and investment analysis experience. Mr. Magan received his B.S. from Plymouth State College and has earned the right to use the Chartered Financial Analyst designation.

The Vermont Municipal Bond Fund and Intermediate Bond Fund are co-managed by William S. Wolff and Ms. Carol Smith. Effective June 1, 2003, the Intermediate Bond Fund will be co-managed by Richard P. Vandale and Ms. Smith. Mr. Wolff is a Managing Director and Executive Vice President of the Adviser, and has been employed by the Adviser and/or its predecessors since 1970. Mr. Wolff’s 28 years of investment experience includes management of pooled investment vehicles (such as common and collective trust funds) with a variety of investment styles, including value investing, large, mid and small cap investing, and fixed income management. He earned a B.S. degree from the University of Vermont and a CTFA designation. Ms. Smith is a Vice President and Investment Consultant and has been employed by the Adviser and/or its predecessors since 1983. Ms. Smith’s banking and economic experience include 17 years of investment management. She earned a B.S. in Business Administration from the University of Vermont and is a graduate of the New York Bankers Investment School. Mr. Vandale is an Executive Vice President and Chief Investment Officer and has been with the Adviser since 2002. Prior to joining the Adviser, Mr. Vandale was an Institutional Investment Consultant with Wellington Management Company and a Portfolio Manager with Standish, Ayer & Wood both in Boston, Massachusetts. He earned a BBA in Finance from then University of Massachusetts-Amherst and an MBA from Northeastern University. Additionally, Mr. Vandale has earned the right to use the Chartered Financial Analyst designation and is a Certified Financial Planner.”

ADVISORY FEES

The Adviser receives an investment advisory fee equal to a percentage of each Fund’s average daily net assets at the following annual rates: 0.75% of the Large Cap Core Fund and Small/Mid Cap Core Fund; 0.50% of the Vermont Municipal Bond Fund and 0.60% of the Intermediate Bond Fund. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Funds’ financial performance for their past five fiscal years, or since inception if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

21	Banknorth Funds

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Banknorth Funds	22

FINANCIAL HIGHLIGHTS

BANKNORTH FUNDS

(SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Selected Data for a Single Share

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Investment Gains	Ending Net Asset Value Per Share

Banknorth Large Cap Core Fund
September 1, 2002 to August 31, 2003	$ 7.97	$(0.01)	$ 0.55	$ —	$ —	$ 8.51
September 1, 2001 to August 31, 2002	8.83	(0.02)	(0.83)	—	(0.01)	7.97
June 1, 2001 to August 31, 2001 (f)	9.61	(0.01)	(0.77)	—	—	8.83
June 1, 2000 to May 31, 2001	12.15	(0.01)	(1.00)	—	(1.53)	9.61
June 1, 1999 to May 31, 2000	11.49	(0.03)	1.80	—	(1.11)	12.15
June 1, 1998 to May 31, 1999	10.13	(0.01)	2.31	— (d)	(0.94)	11.49

Banknorth Small/Mid Cap Core Fund
September 1, 2002 to August 31, 2003	7.18	(0.04)	0.44	—	(0.84)	6.74
September 1, 2001 to August 31, 2002	7.86	(0.07)	(0.61)	—	—	7.18
October 2, 2000 (e) to August 31, 2001	10.00	(0.08)	(2.04)	—	(0.02)	7.86

Banknorth Intermediate Bond Fund
September 1, 2002 to August 31, 2003	10.49	0.48	(0.22)	(0.48)	—	10.27
September 1, 2001 to August 31, 2002	10.39	0.53	0.10	(0.53)	—	10.49
October 2, 2000 (e) to August 31, 2001	10.00	0.49	0.39	(0.49)	—	10.39

Banknorth Vermont Municipal Bond Fund
September 1, 2002 to August 31, 2003	10.27	0.34	(0.17)	(0.34)	—	10.10
September 1, 2001 to August 31, 2002	10.22	0.38	0.05	(0.38)	—	10.27
October 2, 2000 (e) to August 31, 2001	10.00	0.37	0.22	(0.37)	—	10.22

(a)	Total return calculations do not include sales charges.
(b)	The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements.
(c)	Annualized.
(d)	Distributions per share were less than $0.01.
(e)	Commencement of operations.
(f)	The Fund changed its fiscal year end from May 31 to August 31.

23	Banknorth Funds

Ratios/Supplemental Data
Ratios to Average Net Assets

Total Return (a)	Net Assets At End of Period (000’s Omitted)	Net Investment Income (Loss)	Net Expenses	Gross Expenses (b)	Portfolio Turnover Rate

6.78%	$104,817	(0.13)%	1.34%	1.35%	59%
(9.68)%	76,020	(0.41)%	1.43%	1.48%	34%
(8.12)%	43,930	(0.43)%(c)	1.45%(c)	1.75%(c)	12%
(9.04)%	46,926	(0.14)%	1.25%	1.47%	26%
15.96%	34,398	(0.21)%	1.10%	1.42%	26%
24.21%	32,134	(0.06)%	1.10%	1.44%	16%

7.33%	17,395	(0.45)%	1.63%	1.99%	73%
(8.65)%	20,535	(0.84)%	1.49%	1.69%	48%
(21.22)%	29,050	(1.06)%(c)	1.45%(c)	1.83%(c)	31%

2.42%	112,934	4.50%	1.01%	1.16%	50%
6.09%	122,586	5.03%	0.99%	1.14%	11%
9.12%	141,864	5.28%(c)	1.05%(c)	1.41%(c)	9%

1.74%	80,497	3.30%	0.84%	1.10%	20%
4.33%	82,132	3.75%	0.81%	1.11%	7%
6.00%	86,924	3.96%(c)	0.91%(c)	1.37%(c)	11%

Banknorth Funds	24

A Statement of Additional Information (SAI) dated November 30, 2003, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. These documents are available upon request. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. To obtain the SAI and other information without charge, and make inquiries, call your investment professional or the Funds at 1-888-247-4505.

You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Investment Company Act File No. 811-10021

Cusip 06646S204

Cusip 06646S501

Cusip 06646S105

Cusip 06646S600  25660 (11/03)

BANKNORTH LARGE CAP CORE FUND

BANKNORTH SMALL/MID CAP CORE FUND

BANKNORTH INTERMEDIATE BOND FUND

BANKNORTH VERMONT MUNICIPAL BOND FUND

Banknorth Investment Advisors

Investment Adviser

NOVEMBER 30, 2003

Statement of Additional Information

BANKNORTH FUNDS


Banknorth Large Cap Core Fund
Banknorth Small/Mid Cap Core Fund
Banknorth Intermediate Bond Fund
Banknorth Vermont Municipal Bond Fund

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in conjunction  with the  prospectus for the Banknorth  Funds dated November
30, 2003. This SAI  incorporates  by reference the Funds' Annual Report.  Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

November 30, 2003

                                    Contents
                                    How are the Funds Organized?            1
                                    Securities in Which the Funds Invest    1
                                    What Do Shares Cost?                   12
                                    How are the Funds Sold?                13
                                    Exchanging Securities for Shares       13
                                    Redemption in Kind                     13
                                    Account and Share Information          13
                                    Tax Information                        14
                                    Board of Trustees and Trust Officers   15
                                    How Do the Funds Measure Performance?  23
                                    Financial Information                  28
                                    Investment Ratings                     28
                                    Addresses                              31

Cusip 06646S204
Cusip 06646S501
Cusip 06646S105
Cusip 06646S600

25661 (11/03)

1


HOW ARE THE FUNDS ORGANIZED?
Banknorth Funds (Trust) is an open-end, management investment company that was established under the laws of the State of Delaware on July
10, 2000.  The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust currently offers four portfolios (the Funds): Banknorth Large Cap Core Fund, ,
Banknorth Small/Mid Cap Core Fund (collectively referred to as the
Equity Funds), Banknorth Intermediate Bond Fund and Banknorth Vermont
Municipal Bond Fund. The Funds' investment adviser is Banknorth
Investment Advisors (Adviser).


SECURITIES IN WHICH THE FUNDS INVEST
In pursuing its investment strategy, a Fund may invest in the following securities for any purpose that is consistent with its investment objective.
The following tables indicate which types of securities are a:
o     P = Principal investment of a Fund;
o     A = Acceptable (but not principal) investment of a Fund; or
o     NA= Not an acceptable investment of a Fund.

However,  a Fund may invest in certain  securities  that are noted  below as "NA" for temporary defensive purposes.

----------------------------------------------------------------------------------------
Securities            Large-Cap      Small/Mid-Cap       Vermont        Intermediate
                      Core Fund        Core Fund      Municipal Bond      Bond Fund
                                                           Fund
----------------------------------------------------------------------------------------
Common Stocks             P                P                NA               NA
----------------------------------------------------------------------------------------
Preferred Stocks          A                A                NA               NA
----------------------------------------------------------------------------------------
Real Estate               A                A                NA               NA
Investment Trusts
----------------------------------------------------------------------------------------
Warrants                  A                A                NA               NA
----------------------------------------------------------------------------------------
Treasury                  NA               NA               A                 P
Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Agency Securities         NA               NA               A                 P
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Corporate Debt            NA               NA               NA                P
Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Commercial Paper          NA               NA               NA                A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Taxable Municipal         NA               NA               A                 A
Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Mortgage Backed           NA               NA               NA                A
Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Collateralized            NA               NA               NA                A
Mortgage
Obligations
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Asset Backed              NA               NA               NA                A
Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Zero Coupon               NA               NA               NA                A
Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Bank Instruments          NA               NA               NA                A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Insurance                 NA               NA               NA                A
Contracts
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Credit Enhancement        NA               NA               A                 A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Convertible               A                A                NA               NA
Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
General                   NA               NA               P                NA
Obligation Bonds
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Special Revenue           NA               NA               A                NA
Bonds
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Private Activity          NA               NA               A                NA
Bonds
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Tax Increment             NA               NA               A                NA
Financing Bond
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Municipal Notes           NA               NA               P                NA
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Variable Rate             NA               NA               A                NA
Demand Instruments
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Municipal Leases          NA               NA               A                NA
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Foreign Equity            A                A                NA               NA
Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Depositary                A                A                NA               NA
Receipts
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Foreign                   NA               NA               NA                A
Government
Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Futures Contracts         A                A                NA               NA
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Options                   A                A                NA               NA
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Repurchase                A                A                A                 A
Agreements
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Delayed Delivery          NA               NA               A                 A
Transactions
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
To Be Announced           NA               NA               A                 A
Securities (TBAs)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Dollar Rolls              NA               NA               NA                A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Investing in              A                A                A                 A
Securities of
Other Investment
Companies
----------------------------------------------------------------------------------------

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities.  A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions.
However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business.  The following describes the types of equity securities in which the Funds invest.

Common Stocks
Common stocks are the most prevalent type of equity security.  Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders.  As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock.
Some preferred stocks also participate in dividends and distributions paid on common stock.  Preferred stocks may also permit the issuer to redeem the stock.  The Funds may also treat such redeemable preferred stock as a fixed income security.

Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate.  REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income.  Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants
Warrants give the Funds the option to buy an issuer's equity securities at a specified price (the exercise price) at a specified future date
(the expiration date).  The Funds may buy the designated securities by paying the exercise price before the expiration date.  Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date.  This increases the market risks of warrants as compared to the underlying security.  Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate.  The rate may be a fixed percentage of the principal or adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.  Fixed income securities provide more regular income than equity securities.  However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings.  This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price.  A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium)
than the principal amount.  If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a
Fund may invest.

U.S. Treasury Securities
U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government-sponsored entity acting under federal authority (a GSE).
The United States supports some GSEs with its full faith and credit.
Other GSEs receive support through federal subsidies, loans or other benefits.  A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.  Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities.  Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.  A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking
(senior) debt securities have a higher priority than lower ranking
(subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.  Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances.  For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months.  Companies typically issue commercial paper to pay for current expenditures.  Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper.  If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Taxable Municipal Securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities.  Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages.
The mortgages that comprise a pool normally have similar interest rates, maturities and other terms.  Mortgages may have fixed or adjustable interest rates.  Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms.  Many have extremely complicated terms.  The simplest form of mortgage backed securities are pass-through certificates.  An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages.  Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month.
Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages.  As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits
(REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities.  This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs.  However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages.  Most asset backed securities involve consumer or commercial debts with maturities of less than ten years.  However, almost any type of fixed income asset (including other fixed income securities) may be used to create an asset backed security.  Asset backed securities may take the form of commercial paper, notes or pass through certificates.  Asset backed securities have prepayment risks.
Like CMOs, asset backed securities may be structured like certain classes of mortgage backed securities known as Floaters and Inverse
Floaters, interest only mortgage backed securities (IOs) and principal only mortgage backed securities (POs).

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment).  Investors buy zero coupon securities at a price below the amount payable at maturity.  The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.  Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

There are many forms of zero coupon securities.  Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds.  Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping.  Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities.  In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity.
These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks.
Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.  Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.
Eurodollar instruments are denominated in U.S. dollars and issued by
non-U.S. branches of U.S. or foreign banks.

Insurance Contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities.  A Fund treats these contracts as fixed income securities.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults.
In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer.  Normally, the credit enhancer has greater financial resources and liquidity than the issuer.  For this reason, the Adviser usually evaluates the credit risk of a fixed income security based in part upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds.  Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security.  If a default occurs, these assets may be sold and the proceeds paid to the security's holders.  Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities
Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price.  The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.
For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share.  If the market value of the shares of common stock reached
$12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities.  In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.  Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.  However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes.  Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities.  The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds
General obligation bonds are supported by the issuer's power to exact property or other taxes.  The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds.  However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds
Special   revenue  bonds  are  payable  solely  from  specific   revenues
received by the issuer such as specific  taxes,  assessments,  tolls,  or fees.  Bondholders  may  not  collect  from  the  municipality's  general taxes or  revenues.  For  example,  a  municipality  may  issue  bonds to build a toll road,  and  pledge the tolls to repay the bonds.  Therefore, a  shortfall  in the tolls  normally  would  result  in a default  on the bonds.

Private Activity Bonds
Private activity bonds are special revenue bonds used to finance private entities.  For example, a municipality may issue bonds to finance a new factory to improve its local economy.  The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds.  The bonds would be payable solely from the company's loan payments, not from any other revenues of the
municipality.  Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT).  A Fund may invest in bonds subject to AMT.

Tax Increment Financing Bonds
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds.  For example, a municipality may issue TIF bonds to redevelop a commercial area.  The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area.  The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Notes
Municipal notes are short-term tax exempt securities.  Many
municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues.  Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds.
The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments
Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.  The securities also pay interest at a variable rate intended to cause the securities to trade at their face value.  The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Municipal Leases
Municipalities may enter into leases for equipment or facilities.  In order to comply with state public financing laws, these leases are typically subject to annual appropriation.  In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget.  After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Funds may invest in securities supported by pools of municipal leases.  The most common type of lease backed securities are certificates of participation (COPs).  However, the Funds may also invest directly in individual leases.

Foreign Equity Securities
Foreign securities are securities of issuers based outside the United
States.  The Funds consider an issuer to be based outside the United
States if:

o     it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o     it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

The foreign securities in which the Funds invest are primarily denominated in U.S. dollars. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

Depositary Receipts
Depositary receipts represent interests in underlying securities issued by a foreign company.  Depositary receipts are not traded in the same market as the underlying security.  The foreign securities underlying
American Depositary Receipts (ADRs) are traded in the United States.
ADRs provide a way to buy shares of foreign-based companies in the
United States rather than in overseas markets.  ADRs are also traded in
U.S. dollars, eliminating the need for foreign exchange transactions.
The foreign securities underlying European Depositary Receipts (EDRs),
Global Depositary Receipts (GDRs) and International Depositary Receipts
(IDRs), are traded globally or outside the United States.  Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions.  Foreign government securities also include debt obligations of supranational entities, such as
international organizations designed or supported by governmental entities to promote economic reconstruction or development,
international banking institutions and related government agencies.
Examples of these include, but are not limited to, the International
Bank for Reconstruction and Development (the World Bank), the Asian
Development Bank, the European Investment Bank and the Inter-American
Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit.  Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying)
securities, currencies, commodities, financial indices or other assets.  Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset.  Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.  Investors make payments due under their contracts through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make (or collect)
daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts.  This protects investors against potential defaults by the counterparty.  Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date.  If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the
Fund realizes a loss.  Exchanges may limit the amount of open contracts permitted at any one time.  Such limits may prevent a Fund from closing out a position.  If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so).  Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the
counterparty.  OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts.  In addition,
OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the
relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a
Fund's exposure to interest rate and currency risks, and may also expose the Funds to liquidity and leverage risks.  OTC contracts also expose the Funds to credit risks in the event that a counterparty defaults on the contract.  The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.

A Fund may trade in the following types of derivative contracts.


Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time.  Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.  Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.

Options
Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period.  A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option.  A put option gives the holder the right to sell the underlying asset to the writer of the option.  The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Funds may also write call options to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the
Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

The Funds may also write put options to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a
Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.  When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Special Transactions
Repurchase Agreements
Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price.  The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.  The
Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements.  The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to counterparty risks.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time.
During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to a Fund.  A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares.
Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices.  Therefore, delayed delivery
transactions create market risks for the Fund.  Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

To Be Announced Securities (TBAs)
As with other delayed delivery transactions, a seller agrees to issue a
TBA security at a future date.  However, the seller does not specify the particular securities to be delivered.  Instead, a Fund agrees to accept any security that meets specified terms.  For example, in a TBA mortgage backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages.  The seller would not identify the specific underlying mortgages until it issues the security.  TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund.

Dollar Rolls
Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price.
Normally, one or both securities involved are TBA mortgage backed securities.  Dollar rolls are subject to interest rate risks and credit risks.  These transactions create leverage risks.

Investing in Securities of Other Investment Companies
A Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Investment Ratings for High Grade Securities
The Adviser will determine whether a security is high grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to high grade securities (AAA, AA, and A) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to high grade.  If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

INVESTMENT RISKS
There are many factors which may affect an investment in the Funds. The
Funds' principal risks are described in its prospectus. Additional risk factors are outlined below.

Stock Market Risks
o     The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a short-term movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

o     The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Sector Risks
o     Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more
    susceptible to any economic, business or other developments which generally affect that sector.

Risks Related to Investing for Growth
o     Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.  For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development.  Further, growth stocks may not pay dividends or may pay lower dividends than value stocks.  This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
o     Due to their relatively low valuations, value stocks are
    typically less volatile than growth stocks.  For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development.  Further, value stocks tend to have higher dividends than growth stocks.  This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
o     Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

o     Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Risks of Foreign Investing
o     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the
    United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o     Foreign companies may not provide information (including
    financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press.  In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S.
    companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o     Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow
    restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Interest Rate Risks
o     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
    However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
o     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o     Many fixed income securities receive credit ratings from services such as Standard & Poor's (S&P) and Moody's Investors
    Service, Inc. (Moody's). These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

o     Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate.  The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o     Credit risk includes the possibility that a party to a
    transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
o     Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o     If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

Prepayment Risks
o     Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal.  Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans.  These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

   For example, when interest rates decline, the values of mortgage backed securities generally rise.  However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available.  Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

   Conversely, when interest rates rise, the values of mortgage backed securities generally fall.  Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

o     Generally, mortgage backed securities compensate for the
    increased risk associated with prepayments by paying a higher yield.  The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread).  An increase in the spread will cause the price of the mortgage backed security to decline.  Spreads generally increase in response to adverse economic or market conditions.  Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Liquidity Risks
o     Trading opportunities are more limited for fixed income
    securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

o     Trading opportunities are more limited for CMOs that have complex terms or that are not widely held.  These features may make it more difficult to sell or buy a security at a favorable price or time.
    Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o     Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the
    Fund could incur losses.

Sector Risks
o     A substantial part of a Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, by issuers located in the same state, or with other similar characteristics. As a result, a Fund will be more
    susceptible to any economic, business, political or other
    developments which generally affect these issuers.

Risks Associated with Noninvestment Grade Securities
o     Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Associated with Complex CMOs
o     CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.
Tax Risks
o     In order to be tax-exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

o     Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall.


Vermont Investment Risks

Vermont is a predominately rural economy with its key economic base comprised of tourism, recreation, agriculture, manufacturing, health care, and higher education.

The state's dairy oriented agriculture industry is struggling, mainly from depressed milk prices, over-production, excess capacity, and changes in diet habits.

The state's manufacturing sector has shed approximately 5,400 jobs since the year 2000.  Most analysts believe major layoff announcements have bottomed although the risks associated with the vitality of IBM, a major employer in the northwestern part of the state, cannot be ignored.

Like most states in the country, Vermont fiscal policy is currently struggling with a financial imbalance - soft tax revenue growth supporting growing spending programs.  Appropriate spending reductions have been made by the outgoing administration.

State general obligation bonds are rated Aa1 by Moodys and AA+ by
Standard and Poor's.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Funds (except the Vermont Municipal Fund) will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of each Fund's total assets would be invested in the securities of that issuer, or each Fund would own more than 10% of the outstanding voting securities of that issuer.

Investing in Exempt-Interest Obligations
The Vermont Municipal Bond Fund will invest its assets so that at least
80% of the income that it distributes will be exempt from federal regular income tax and personal income taxes imposed by the State of
Vermont and Vermont municipalities.

Concentration
The Funds will not make investments that will result in the
concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the
Investment Company Act of 1940 (1940 Act), any rule or order thereunder, or any Securities and Exchange Commission (SEC) staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Underwriting
The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities
Act of 1933.

Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in
commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate
The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities
The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Lending
The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and
participation interests.

The above limitations cannot be changed unless authorized by the Fund's
Board of Trustees (the Board) and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities
The Funds will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of each Fund's net assets.

Investing in Other Investment Companies
The Funds may invest their assets in securities of other investment companies as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that their investments in other investment companies may include shares of money market funds, including funds affiliated with the Adviser or distributor.

The Funds may invest in the securities of affiliated money market funds as an efficient means of managing the Funds' uninvested cash.

Purchases on Margin
The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets
The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

For purposes of the above limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

In applying the concentration restriction:  (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.  Also, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect.  Moreover, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes.  The investment of more than 25% of the value of a Fund's total assets in any one industry will constitute "concentration."

DETERMINING MARKET VALUEs OF SECURITIES
Market values of the Funds' portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the
  over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost;
  and

o     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing their net asset value (NAV), the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Funds' NAV per Share fluctuates and is based on the market value of all securities and other assets of the Funds.


HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Funds, the Distributor
(Edgewood Services, Inc.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES
The Funds pay Banknorth N.A. or its subsidiaries (Banknorth), for providing shareholder services and maintaining shareholder accounts.
Banknorth may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of Fund assets. The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive Shareholder Service fees.


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as they value their assets. This exchange is treated as a sale of your securities for federal tax purposes.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the
1940 Act, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind.
In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a
Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of each Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.  All
Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund, only Shares of that Fund are entitled to vote.  Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10%
of the Trust's outstanding Shares of all series entitled to vote.

As of November 3, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares of the following Funds:

Banknorth Large Cap Core Fund: In four separate accounts, Stratevest and Co., Brattleboro, VT, owned approximately 11,241,089 Shares
(95.92%).

Banknorth Small/Mid Cap Core Fund: In two separate accounts, Stratevest and Co., Brattleboro, VT, owned approximately 2,351,814 Shares (99.90%).

Banknorth Intermediate Bond Fund: In two separate accounts, Stratevest and Co., Brattleboro, VT, owned approximately 10,695,001 Shares
(99.78%).

Banknorth Vermont Municipal Bond Fund: Stratevest and Co., Brattleboro,
VT, owned approximately 7,735,355 Shares (99.23%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX
The Funds intend to meet requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. If these requirements are not met, they will not receive special tax treatment and will pay federal corporate income tax.  Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by a Fund.  The
Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.


FOREIGN INVESTMENTS
If the Funds purchase foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Funds invest in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the
Funds may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the
Funds intend to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S.
income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Vermont TAXES
Under existing Vermont laws, distributions made by the Fund will not be subject to Vermont personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal
Revenue Code, and represent (i) interest from obligations of Vermont or any of its political subdivisions, or (ii) income from obligations of the United States government which are exempted from state income taxation by a law of the United States.

Certain municipalities in Vermont may also impose an income tax on individuals and corporations. You should consult your tax adviser for information regarding the applicability of any local taxes on Fund distributions.


BOARD OF TRUSTEES AND TRUST OFFICERS

The Board is responsible for managing the Trusts' business affairs and for exercising all the Trusts' powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund
(i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA. The Banknorth Funds Complex consists of four investment company portfolios.  Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Federated Investors Funds-138 portfolios;
Golden Oak(R) Family of Funds-seven portfolios and WesMark Funds-five portfolios.

As of November 3, 2003, the Funds' Trustees and Officers as a group owned less than 1% of the Funds' outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name                 Principal Occupation(s) for Past Five
Birth Date           Years, Other Directorships Held and
Address              Previous Position(s)                          Aggregate
Positions Held with                                                Compensation
Trust                                                              From Trust
Date Service Began                                             (past fiscal year)
John F. Donahue*     Principal Occupations: Chairman and               $0
Birth Date: July     Director or Trustee of the Federated
28, 1924             Fund Complex; Chairman and Director,
CHAIRMAN AND TRUSTEE Federated Investors, Inc.
Began serving:
August 2000
                     Previous Positions: Trustee,
                     Federated Investment Management
                     Company and Chairman and Director,
                     Federated Investment Counseling.

J. Christopher       Principal Occupations: Principal                  $0
Donahue*             Executive Officer and President of
Birth Date: April    the Federated Fund Complex; Director
11, 1949             or Trustee of some of the Funds in
EXECUTIVE VICE       the Federated Fund Complex;
PRESIDENT            President, Chief Executive Officer
-------------------- and Director, Federated Investors,
AND TRUSTEE          Inc.; Chairman and Trustee, Federated
Began serving:       Investment Management Company;
August 2000          Trustee, Federated Investment
                     Counseling; Chairman and Director,
                     Federated Global Investment
                     Management Corp.; Chairman, Passport
                     Research, Ltd.; Trustee, Federated
                     Shareholder Services Company;
                     Director, Federated Services Company.

                     Previous Positions: President,
                     Federated Investment Counseling;
                     President and Chief Executive
                     Officer, Federated Investment
                     Management Company, Federated Global
                     Investment Management Corp. and
                     Passport Research, Ltd.

Lawrence D. Ellis,   Principal Occupations: Director or            $1,071.71
M.D.*                Trustee of the Federated Fund
Birth Date: October  Complex; Professor of Medicine,
11, 1932             University of Pittsburgh; Medical
3471 Fifth Avenue    Director, University of Pittsburgh
Suite 1111           Medical Center Downtown;
Pittsburgh, PA       Hematologist, Oncologist and
TRUSTEE              Internist, University of Pittsburgh
Began serving:       Medical Center.
August 2000
                     Other Directorships Held: Member,
                     National Board of Trustees, Leukemia
                     Society of America.

                     Previous Positions: Trustee,
                     University of Pittsburgh; Director,
                     University of Pittsburgh Medical
                     Center.

* Family relationships and reasons for "interested" status: John F.
Donahue is the father of J. Christopher Donahue; both are "interested"
due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated
Securities Corp.
-------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name                 Principal Occupation(s) for Past
Birth Date           Five Years, Other Directorships
Address              Held and Previous Position(s)                 Aggregate
Positions Held with                                                Compensation
Trust                                                              From Trust
Date Service Began                                                 (past fiscal year)
Thomas G. Bigley     Principal Occupation: Director or             $1,178.85
Birth Date:          Trustee of the Federated Fund
February 3, 1934     Complex.
15 Old Timber Trail
Pittsburgh, PA       Other Directorships Held: Director,
TRUSTEE              Member of Executive Committee,
Began serving:       Children's Hospital of Pittsburgh;
August 2000          Director, University of Pittsburgh.

                     Previous Position: Senior Partner,
                     Ernst & Young LLP.

John T. Conroy, Jr.  Principal Occupations: Director or            $1,178.85
Birth Date: June     Trustee of the Federated Fund
23, 1937             Complex; Chairman of the Board,
Grubb &          Investment Properties Corporation;
Ellis/Investment     Partner or Trustee in private real
Properties           estate ventures in Southwest
Corporation          Florida.
3838 North Tamiami
Trail                Previous Positions: President,
Suite 402            Investment Properties Corporation;
Naples, FL           Senior Vice President, John R. Wood
TRUSTEE              and Associates, Inc., Realtors;
Began serving:       President, Naples Property
August 2000          Management, Inc. and Northgate
                     Village Development Corporation.

Nicholas P.          Principal Occupation: Director or             $1,178.85
Constantakis         Trustee of the Federated Fund
Birth Date:          Complex.
September 3, 1939
175 Woodshire Drive  Other Directorships Held: Director
Pittsburgh, PA       and Member of the Audit Committee,
TRUSTEE              Michael Baker Corporation
Began serving:       (engineering and energy services
August 2000          worldwide).

                     Previous Position: Partner,
                     Anderson Worldwide SC.

John F. Cunningham   Principal Occupation: Director or             $1,071.71
Birth Date: March    Trustee of the Federated Fund
5, 1943              Complex.
353 El Brillo Way
Palm Beach, FL       Other Directorships Held: Chairman,
TRUSTEE              President and Chief Executive
Began serving:       Officer, Cunningham & Co., Inc.
August 2000          (strategic business consulting);
                     Trustee Associate, Boston College.

                     Previous Positions: Director,
                     Redgate Communications and EMC
                     Corporation (computer storage
                     systems); Chairman of the Board and
                     Chief Executive Officer, Computer
                     Consoles, Inc.; President and Chief
                     Operating Officer, Wang
                     Laboratories; Director, First
                     National Bank of Boston; Director,
                     Apollo Computer, Inc.

Peter E. Madden      Principal Occupation: Director or             $1,071.71
Birth Date: March    Trustee of the Federated Fund
16, 1942             Complex; Management Consultant.
One Royal Palm Way
100 Royal Palm Way   Other Directorships Held: Board of
Palm Beach, FL       Overseers, Babson College.
TRUSTEE
Began serving:       Previous Positions: Representative,
August 2000          Commonwealth of Massachusetts
                     General Court; President, State
                     Street Bank and Trust Company and
                     State Street Corporation (retired);
                     Director, VISA USA and VISA
                     International; Chairman and
                     Director, Massachusetts Bankers
                     Association; Director, Depository
                     Trust Corporation; Director, The
                     Boston Stock Exchange.

Charles F.           Principal Occupations: Director or            $1,178.85
Mansfield, Jr.       Trustee of the Federated Fund
Birth Date: April    Complex; Management Consultant;
10, 1945             Executive Vice President, DVC
80 South Road        Group, Inc. (marketing,
Westhampton Beach,   communications and technology)
NY                   (prior to 9/1/00).
TRUSTEE
Began serving:       Previous Positions: Chief Executive
August 2000          Officer, PBTC International Bank;
                     Partner, Arthur Young & Company
                     (now Ernst & Young LLP); Chief
                     Financial Officer of Retail Banking
                     Sector, Chase Manhattan Bank;
                     Senior Vice President, HSBC Bank
                     USA (formerly, Marine Midland
                     Bank); Vice President, Citibank;
                     Assistant Professor of Banking and
                     Finance, Frank G. Zarb School of
                     Business, Hofstra University.

John E. Murray,      Principal Occupations: Director or            $1,286.07
Jr., J.D., S.J.D.    Trustee of the Federated Fund
Birth Date:          Complex; Chancellor and Law
December 20, 1932    Professor, Duquesne University;
Chancellor,          Consulting Partner, Mollica &
Duquesne University  Murray.
Pittsburgh, PA
TRUSTEE              Other Directorships Held: Director,
Began serving:       Michael Baker Corp. (engineering,
August 2000          construction, operations and
                     technical services).

                     Previous Positions: President,
                     Duquesne University; Dean and
                     Professor of Law, University of
                     Pittsburgh School of Law; Dean and
                     Professor of Law, Villanova
                     University School of Law.

Marjorie P. Smuts    Principal Occupations: Director or            $1,071.71
Birth Date: June     Trustee of the Federated Fund
21, 1935             Complex; Public Relations/Marketing
4905 Bayard Street   Consultant/Conference Coordinator.
Pittsburgh, PA
TRUSTEE              Previous Positions: National
Began serving:       Spokesperson, Aluminum Company of
August 2000          America; television producer;
                     President, Marj Palmer Assoc.;
                     Owner, Scandia Bord.

John S. Walsh        Principal Occupations: Director or            $1,071.71
Birth Date:          Trustee of the Federated Fund
November 28, 1957    Complex; President and Director,
2604 William Drive   Heat Wagon, Inc. (manufacturer of
Valparaiso, IN       construction temporary heaters);
TRUSTEE              President and Director,
Began serving:       Manufacturers Products, Inc.
August 2000          (distributor of portable
                     construction heaters); President,
                     Portable Heater Parts, a division
                     of Manufacturers Products, Inc.

                     Previous Position: Vice President,
                     Walsh & Kelly, Inc.

-------------------------------------------------------------------------

Officers**

Name                 Principal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held
with Trust
-------------------
Date Service Began
Charles L. Davis,    Principal Occupations: Vice President, Director of Mutual Fund
Jr.                  Services and Strategic Relationship Management, Federated
-------------------  Services Company; Vice President, Edgewood Services.
Birth Date: March    .
23, 1960             Previous Positions: President, Federated Clearing Services;
PRESIDENT            Director, Business Development, Mutual Fund Services, Federated
Began Serving:       Services Company.
April 2003

John W. McGonigle    Principal Occupations: Executive Vice President and Secretary of
Birth Date:          the Federated Fund Complex; Executive Vice President, Secretary
October 26, 1938     and Director, Federated Investors, Inc.
VICE PRESIDENT AND
SECRETARY
-------------------
Began serving:
August 2000

Beth Broderick       Principal Occupation: Vice President, Mutual Fund Services
Birth Date: August   Division, Federated Services Company since 1999.
2, 1965
-------------------  Previous Position: Assistant Vice President, Mutual Fund Services
VICE PRESIDENT       Division, Federated Services Company from 1997 to 1999.
Began serving:
August 2000

Stephen L. Eddy      Principal Occupations: Senior Vice President and Director,
Birth Date: August   Banknorth since 2000.
10, 1962
-------------------  Previous Position: Vice President, Retirement Plan Services,
1 Portland Square    Banknorth, from 1994 to 2000.
Portland, Maine
04101
VICE PRESIDENT
Began serving:
November 2000

Judith J. Mackin     Principal Occupations: Vice President and Director of
Birth Date: May      Administration and Business Management for Mutual Fund Services
30, 1960             Group, Federated Services Company.
-------------------
VICE PRESIDENT
Began serving:
August 2000

Richard J. Thomas    Principal Occupations: Principal Financial Officer and Treasurer
Birth Date: June     of the Federated Fund Complex; Senior Vice President, Federated
17, 1954             Administrative Services.
-------------------
TREASURER            Previous Positions: Vice President, Federated Administrative
Began serving:       Services; held various management positions within Funds
August 2000          Financial Services Division of Federated Investors, Inc.

** Officers do not receive any compensation from the Funds.
-------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer
and Assistant Secretary of Federated Investors, Inc. and an officer of its various advisory and underwriting subsidiaries, has served as a
Term Member on the Board of Directors of Duquesne University,
Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Trust, served as President of Duquesne
University from 1988 until his retirement from that position in 2001, and become Chancellor of Duquesne University on August 15, 2001. It
should be noted that Mr. Donahue abstains on any matter that comes before Duquesne University's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD
                                                                           Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee           Committee Functions                          Fiscal
Committee Members                                                          Year
Executive John F. Donahue     In between meetings of the full Board,          Two
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and                 Four
          John T. Conroy,     recommends to the full Board the
          Jr.                 independent auditors to be selected to
          Nicholas P.         audit the Funds' financial statements;
          Constantakis        meets with the independent auditors
          Charles F.          periodically to review the results of the
          Mansfield, Jr.      audits and report the results to the full
                              Board; evaluates the independence of the
                              auditors, reviews legal and regulatory
                              matters that may have a material effect
                              on the financial statements, related
                              compliance policies and programs, and the
                              related reports received from regulators;
                              reviews the Funds' internal audit
                              function; reviews compliance with the
                              Funds' code of conduct/ethics; reviews
                              valuation issues; monitors inter-fund
                              lending transactions; reviews custody
                              services and issues and investigates any
                              matters brought to the Committee's
                              attention that are within the scope of
                              its duties.

-------------------------------------------------------------------------

Board ownership of shares in the Funds and in the FEDERATED family of
Investment companies AS OF DECEMBER 31, 2002
                                                                   Aggregate
                                                                Dollar Range of
                                      Dollar Range of           Shares Owned in
Interested                              Shares Owned          Federated Family of
Board Member Name                         in Funds            Investment Companies

John F. Donahue                             None                 Over $100,000
J. Christopher Donahue                      None                 Over $100,000
Lawrence D. Ellis, M.D.                     None                 Over $100,000

Independent Board Member Name

Thomas G. Bigley                            None                 Over $100,000
John T. Conroy, Jr.                         None                 Over $100,000
Nicholas P. Constantakis                    None                 Over $100,000
John F. Cunningham                          None                 Over $100,000
Peter E. Madden                             None                 Over $100,000
Charles F. Mansfield, Jr.                   None               $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.           None                 Over $100,000
Marjorie P. Smuts                           None                 Over $100,000
John S. Walsh                               None                 Over $100,000

-------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Funds.

The Adviser is a division of Banknorth, N.A., the banking subsidiary of
Banknorth Group, Inc.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Board has reviewed the Funds'
investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are:
the Funds' investment objectives and long term performance; the
Adviser's management philosophy, personnel and processes; the preferences and expectations of the funds' shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and
the range and quality of services provided to the Funds and their shareholders by Banknorth in addition to investment advisory services.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the
Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the
Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the
Adviser.  This includes fees received for shareholder services provided to the Funds as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the
Funds; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Funds grow larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Funds;
performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The Funds' Board is aware of these factors and takes them into account in its review of the Funds'
advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing mutual funds and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Adviser. The Adviser provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Funds' short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Funds' expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Funds'
portfolio securities; the nature and extent of the advisory and other services provided to the Funds by the Adviser and its affiliates;
compliance and audit reports concerning the Funds and the Adviser; and
relevant developments in the mutual fund industry and how the Funds and/or the Adviser are responding to them.


Code of Ethics Restrictions on Personal Trading
As required by SEC rules, the Funds, their Adviser and their
Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees.  Although they do permit these people to trade in securities, including those that a Fund could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Funds' portfolios.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
In general, the Adviser has determined that it is in the best interests of the Funds to vote the Funds' shares so as to promote the alignment of the interests of corporate management with the interests of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that the Adviser believes may result in financial rewards for the Funds.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require boards to be composed of a majority of independent directors; require board committees to be composed entirely of independent directors; repeal classified boards; permit cumulative voting in cases where there is an absence of sufficient good governance provisions and against in cases where there is sufficient good governance; restrict or prohibit shareholder ability to call special meetings; seek to fix the size of the board; ratify auditors; or allow or make easier shareholder action by written consent.  The Adviser will generally vote against proposals that: require directors to own a minimum amount of company stock; limit the tenure of outside directors;
impose mandatory retirement age for outside directors; or provide that directors may be removed only for cause.

On matters of capital structure, generally the Adviser will vote for proposals to: institute open-market share repurchase plans in which shareholders may participate on equal terms; reduce the par value of common stock; increase common share authorization for a stock split;
implement a reverse stock split when the number of shares will be proportionately reduced or to avoid delisting; adopt confidential voting, use of independent vote tabulators and use independent inspectors of election; or allow significant shareholders equal access to management's proxy material (under certain circumstances). The
Adviser will generally vote against proposals by companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.  The
Adviser will vote on a case-by-case basis on proposals to increase the number of shares of common stock authorized for issuance after analyzing the company's industry and performance in terms of shareholder returns.

On matters relating to management compensation, generally the Adviser will vote for proposals that: seek additional disclosure of executive and director compensation; require that golden and tin parachutes be submitted to shareholders for ratification; implement an ESOP or increase authorized shares for existing ESOPs; or seek to implement
401(k) plans for employees. The Adviser will generally vote on a case-by-case basis on proposals to: implement stock option plans, incentive plans and other executive compensation plans; limit executive and director compensation; or ratify or cancel golden or tin parachutes.

On matters relating to corporate transactions, the Adviser will vote on a case-by-case basis on proposals relating to proposed mergers, capital reorganizations, and similar transactions, based upon its analysis of the proposed transaction.  The Adviser will vote on a case-by-case basis on proposals in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. At its option, the Adviser may retain a proxy voting service to perform the research regarding a specific proxy proposal; maintain records of proxy votes; cast ballots;
provide disclosures; or perform any one or more of these services.

The Adviser reserves the right to override any voting policy stated
above when it believes that a vote contrary to a policy would be in the best interest of the Funds. Any vote contrary to a stated policy must be approved by the Senior Investment Council of Banknorth Investment
Management Group. Policies that require case-by-case consideration must be approved by the Committee. A written summary of the Committee's considerations in making the voting decision shall be prepared and retained with the records of the proxy.

Conflicts of Interest
The Committee will determine on a case by case basis whether a potential or actual conflict of interest exists between the interests of the Funds' shareholders, on the one hand, and the Adviser or
Distributor, on the other ("Interested Persons").  If the Committee determines that a potential or actual conflict exists, the Committee will vote the shares in a manner it perceives to be in the best interest of the Funds.  The Committee will document its determination as to whether a potential or actual conflict exists along with its reasons for voting in the manner it did.  Issuers that would give rise to a conflict include any publicly traded company in which an
Interested Person is involved in litigation and any publicly traded company with which an Interested Person has a significant business relationship.  The Committee may not be aware of every potential or actual conflict of interest.



BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The
Adviser does not select brokers and dealers to execute the purchase or sale of the Funds' portfolio securities based on whether they also offer research services. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume
transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

On August 31, 2003, the Funds did not own securities of their regular broker/dealers.


ADMINISTRATOR
Federated Services Company (FSC), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. FSC provides these at the following annual rate of the average aggregate daily net assets of the Trust as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the Trust
Administrative Fee
0.150 of 1%               on the first $500 million
0.125 of 1%               on the next $500 million
0.11 of 1%                on the next $1 billion
0.10 of 1%                on assets in excess of $2 billion

After each Fund's first year of operations, the administrative fee received during any fiscal year shall be at least $75,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.

Fund Accountant
As fund accountant, Forum Accounting Services, LLC, pursuant to an accounting agreement with the Trust, provides fund accounting services to each Fund. These services include calculating the NAV per share of each Fund and assistance with preparing the Funds' financial statements and tax returns.

CUSTODIAN
Forum Trust LLC, Portland, Maine, is custodian for the securities and cash of the Funds. The Custodian may employ subcustodians to provide custody of the Funds' domestic and foreign assets.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
FSC, through its registered transfer agent subsidiary, Federated
Shareholder Services Company, maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors

The independent auditors for the Funds, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Funds' financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUNDs FOR SERVICES:

Banknorth Large Cap Core Fund
For the Year Ended August
31                             2003           2002        2001 (a)
Advisory Fee Earned          $685,587       $381,151       $86,926
Advisory Fee Reduction           0             0              0
Advisory Fee Reimbursement       0             0              0
Brokerage Commissions         91,234         52,982        17,820
Administrative Fee            137,118        76,230        17,385
12b-1 Fee:                       0             0              0
Shareholder Services Fee:     218,919       101,640        23,180
--------------------------

Banknorth Small/Mid Cap
Core Fund
For the Year Ended August
31                        2003           2002           2001 (b)
Advisory Fee Earned       $132,668       $182,447      $220,074
Advisory Fee Reduction    (12,831)       0             0
Advisory Fee Reimbursement0              0             0
Brokerage Commissions     32,201         39,305        34,234
Administrative Fee        26,534         36,489        44,015
12b-1 Fee:                0              0             0
Shareholder Services Fee: 41,794         48,653        58,686

-------------------------------------------------------------------------

Banknorth intermediate bond fund
For the Year Ended August
31                             2003           2002        2001 (b)
Advisory Fee Earned          $739,083       $792,432      $760,425
Advisory Fee Reduction       (169,261)     (132,072)      (67,850)
Advisory Fee Reimbursement       0             0              0
Brokerage Commissions            0             0              0
Administrative Fee            184,771       198,108        190,106
12b-1 Fee:                       0             0              0
Shareholder Services Fee:     292,440       264,144        253,475

-------------------------------------------------------------------------

Banknorth vermont municipal bond fund
For the Year Ended August
31                             2003           2002        2001 (b)
Advisory Fee Earned          $416,575       $416,775      $423,550
Advisory Fee Reduction       (208,288)     (208,388)      (130,297)
Advisory Fee Reimbursement       0             0              0
Brokerage Commissions            0             0              0
Administrative Fee            124,973       125,033        127,065
12b-1 Fee:                       0             0              0
Shareholder Services Fee:     198,063       166,711        169,420

-------------------------------------------------------------------------

(a) For the period June 1, 2001 to August 31, 2001.

(b) For the period October 2, 2000 to August 31, 2001.


HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC standard method for calculating performance applicable to all mutual funds. The
SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a
Fund's expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per
Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year, ten-year and Start of Performance periods ended August 31, 2003.

Yield and Tax-Equivalent Yield are given for the 30-day period ended
August 31, 2003.

                                                              Start of
                            1 Year                         Performance on
                                             5 Years         12/17/1997
Banknorth Large Cap
Core Fund:
Total Return
   Before Taxes              6.78%            5.28%            5.08%
   After Taxes on                             3.97%
   Distributions             6.78%                             3.94%
   After Taxes on
   Distributions
   and Sale of               4.40%            4.30%            4.17%
   Shares

-------------------------------------------------------------------------

                                                      Start of
                                              --------------------------
                               1 Year              Performance on
                                             -        5/31/1999
Banknorth Small/Mid
Cap Core Fund:
Total Return
   Before Taxes                7.33%                    0.29%
   After Taxes on
   Distributions               4.64%                   (0.32)%
   After Taxes on
   Distributions
   and Sale of
   Shares                      6.31%                    0.05%

-------------------------------------------------------------------------

--------------------    30-Day Period      1 Year         5 Years       10 Years
Banknorth
Intermediate Bond
Fund:
Total Return
   Before Taxes              N/A           2.42%           4.38%          4.88%
   After Taxes on
   Distributions             N/A           0.76%           3.24%          4.31%
   After Taxes on
   Distributions
   and Sale of
   Shares                    N/A           1.52%           3.05%          3.90%
Yield                       2.67%           N/A             N/A            N/A

-------------------------------------------------------------------------

                        30-Day Period       1 Year          5 Years       10 Years
Banknorth Vermont
Municipal Bond Fund:
Total Return
   Before Taxes              N/A             1.74%           3.16%         3.67%
   After Taxes on
   Distributions             N/A             1.73%           3.16%         3.67%
   After Taxes on
   Distributions
   and Sale of
   Shares                    N/A             2.29%           3.03%         3.35%
Yield                       1.97%             N/A             N/A           N/A
Tax-Equivalent Yield        3.34%             N/A             N/A           N/A

-------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with
$1,000, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.


YIELD AND Tax-Equivalent YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Vermont Municipal Bond Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                    TAXABLE YIELD EQUIVALENT FOR 2003
                            STATE OF VERMONT

------------  ----------- ----------- ----------- ----------- ----------- -----------
 COMBINED
  FEDERAL         12.70%      19.05%      31.75%      35.56%      41.91%      44.45%
& STATE

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
   JOINT              $0-    $14,001-    $56,801-   $114,651-   $174,701-       OVER
  RETURN:        $14,000     $56,800    $114,650    $174,700    $311,950    $311,950

------------  -----------------------------------------------------------------------
------------  -----------------------------------------------------------------------
  SINGLE              $0-     $7,001-    $28,401-    $68,801-   $143,501-       OVER
  RETURN:         $7,000     $28,400     $68,800    $143,500    $311,950    $311,950

              ----------- ----------- ----------- ----------- ----------- -----------
------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
   0.50%           0.57%       0.62%       0.73%       0.78%       0.86%       0.90%
   1.00%           1.15%       1.24%       1.47%       1.55%       1.72%       1.80%
   1.50%           1.72%       1.85%       2.20%       2.33%       2.58%       2.70%
   2.00%           2.29%       2.47%       2.93%       3.10%       3.44%       3.60%
   2.50%           2.86%       3.09%       3.66%       3.88%       4.30%       4.50%
   3.00%           3.44%       3.71%       4.40%       4.66%       5.16%       5.40%
   3.50%           4.01%       4.32%       5.13%       5.43%       6.03%       6.30%
   4.00%           4.58%       4.94%       5.86%       6.21%       6.89%       7.20%
   4.50%           5.15%       5.56%       6.59%       6.98%       7.75%       8.10%
   5.00%           5.73%       6.18%       7.33%       7.76%       8.61%       9.00%
   5.50%           6.30%       6.79%       8.06%       8.54%       9.47%       9.90%
   6.00%           6.87%       7.41%       8.79%       9.31%      10.33%      10.80%
   6.50%           7.45%       8.03%       9.52%      10.09%      11.19%      11.70%
   7.00%           8.02%       8.65%      10.26%      10.86%      12.05%      12.60%
   7.50%           8.59%       9.26%      10.99%      11.64%      12.91%      13.50%
   8.00%           9.16%       9.88%      11.72%      12.41%      13.77%      14.40%
   8.50%           9.74%      10.50%      12.45%      13.19%      14.63%      15.30%
   9.00%          10.31%      11.12%      13.19%      13.97%      15.49%      16.20%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore,
      additional state and local taxes paid on comparable
      taxable investments were not used to increase federal
      deductions.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact a Fund; and

o     information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which a Fund uses in advertising may include:

    o S&P 500 Index, a composite index of common stocks in
      industry, transportation, financial and public utility companies.
      The S&P index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these
      distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

    o S&P Midcap 400 Index, a composite index of 400 common stocks with market capitalizations between $200 million and $7.5 billion in industry, transportation, financial and public utility
      companies.  The S&P index assumes reinvestment of all
      dividends paid by stocks listed on the index.  Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

    o Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent
      approximately 25% of the total market capitalization of the
      Russell 1000 Index.

    o Russell 2000 Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

    o Russell 2500 Index is a broadly diversified index measuring the performance of the 2,500 smallest companies in the Russell 3000
      Index, which represents approximately 23% of the total market capitalization of the Russell 3000 Index.

    o Lehman Brothers 5-Year Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market.

    o Lehman Brothers Intermediate Government/Credit Bond Index is a
      market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.

    o Dow Jones Industrial Average (DJIA) is an unmanaged index which represents share prices of selected blue chip industrial
      corporations as well as public utility and transportation
      companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations in the United States, the DJIA's index movements are leading economic indicators for the stock market as a whole.

    o Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a
      specific period of time. From time to time, a Fund will quote its
      Lipper ranking in advertising and sales literature.

    o Consumer Price Index is generally considered to be a measure of inflation.

    o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.



FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended August
31, 2003 are incorporated herein by reference to the Annual Report to
Shareholders of Banknorth Funds dated August 31, 2003.



INVESTMENT RATINGS

Standard & Poor's Short-Term Municipal Obligation Ratings
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs)
Ratings
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols (i.e.,
SP-1+/A-1+).

Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).
This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard & Poor's Long-Term Debt Ratings
AAA--An obligation rated 'AAA' has the highest assigned by Standard
& Poor's.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

Moody's Investors Service Short-Term Municipal Obligation Ratings
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs)
Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Commercial Paper (CP) Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Moody's Investors Service Long-Term Debt Ratings
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to
short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Fitch Ratings Short-Term Debt Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
Under their national rating scale, this rating is assigned to the
"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a
"+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued
payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
Under their national rating scale, this rating is assigned to the
"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a
"+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
However, the margin of safety is not as great as in the case of the higher ratings.


ADDRESSES

Banknorth Funds

Banknorth Large Cap Core Fund
Banknorth Small/Mid Cap Core Fund
Banknorth Intermediate Bond Fund
Banknorth Vermont Municipal Bond Fund

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010

Investment Adviser
Banknorth Investment Advisors
One Portland Square
Portland, ME 04112

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7002

Administrator
Federated Services Company
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600

Custodian
Forum Trust, LLC
Two Portland Square
Portland, Maine 04101

Portfolio Accountant
Forum Accounting Services, LLC
Two Portland Square
Portland, Maine 04101

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

PART C.    OTHER INFORMATION.

Item 23.
            (a)   (i)         Conformed Copy of Declaration of Trust of the
                              Registrant; (1)
                  (ii)        Conformed Copy of Amendment No. 1 to the
                              Declaration of Trust of the Registrant; (4)
                  (iii)       Conformed Copy of Amendment No. 2 to the
                              Declaration of Trust of the Registrant; (4)
            (b)   (i)         Copy of By-Laws of the Registrant; (1)
                  (ii)        Copy of Amendment No. 1 to the By-Laws of the
                              Registrant; (+)
                  (iii)       Copy of Amendment No. 2 to the By-Laws of the
                              Registrant; (+)
            (c)               Not applicable;
            (d)   (i)         Conformed Copy of Investment Advisory Contract of
                              the Registrant;(3)
                  (ii)        Conformed Copy of Exhibit A to Investment
                              Advisory Contract of the Registrant; (3)
            (e)   (i)         Conformed Copy of Distributor's Contract of the
                              Registrant;(2)
                  (ii)        Conformed Copy of Amendment to the Distributor's
                              Contract of the Registrant;(3)
                  (iii)       Conformed Copy of 12b-1 Letter Agreement;(2)
            (f)               Not applicable;
            (g)               Conformed Copy of Custodian Agreement of the
                              Registrant;(2)
            (h)   (i)         Conformed Copy of Agreement for Administrative
                              and Transfer Agency Services;(2)
                  (ii)        Conformed Copy of Amendment to Agreement for
                              Administrative and Transfer Agency Services;(3)
                  (iii)       Conformed Copy of Shareholder Services
                              Agreement;(2)
                  (iv)        Conformed Copy of Shareholder Services Agreement
                              Letter Agreement;(2)
                  (v)         Conformed Copy of Fund Accounting and Financial
                              Sub-Administration Agreement;(2)
            (i)               Conformed Copy of Opinion and Consent of Counsel
                              as to legality of shares being registered;(2)
            (j)               Conformed copy of Consent of Independent Public
                              Accountants; (+)
            (k)               Not applicable;
            (l)               Not applicable;
            (m)   (i)         Copy of Distribution Plan of the Registrant;(2)
                  (ii)        Form of Mutual Funds Sales and Service
                              Agreement;(+)
            (n)               Not applicable;
            (o)   (i)         Conformed Copy of Power of Attorney of the
                              Registrant;(3)
                  (ii)        Conformed Copy of Power of Attorney of President
                              of the Registrant; (+)
            (p)   (i)         Copy of Funds' Code of Ethics;(2)
                  (ii)        Copy of Adviser's Code of Ethics; (2)

   +  All exhibits have been filed electronically.

(1)  Response is incorporated by reference to Registrant's  Initial Registration
     Statement  on Form N-1A  filed July 17,  2000.  (File  Nos.  333-41562  and
     811-10021)

(2)  Response is incorporated by reference to Registrant's  Initial Registration
     Statement on Form N-1A filed September 19, 2000.  (File Nos.  333-41562 and
     811-10021)

(3)  Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement on Form N-1A filed  October 29, 2001.  (File Nos.  333-41562  and
     811-10021)

(4)  Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement on Form N-1A filed  November 25, 2002.  (File Nos.  333-41562 and
     811-10021)

Item 24.    Persons Controlled By or Under Common Control with the Registrant:

            None

Item 25.    Indemnification: (1)

Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment
            adviser,see the section entitled "Who Manages the Fund - Adviser's
            Background" in Part A.

The principal executive officers and directors of the Trust's Investment Adviser are set forth in the following  tables.  Unless  otherwise  noted,  the position listed under other Substantial Business, Profession,  Vocation, or Employment is
with Banknorth Investment Advisors. The business address of each of the Officers of the  Trust's  Investment  Adviser  is  Banknorth  Investmtent  Advisors,  One
Portland Square, Portland, ME, 04112.

(1)                                    (2)                     (3)

                                                           OTHER SUBSTANTIAL
NAME                            POSITION WITH THE          BUSINESS,
                                ADVISER                    PROFESSION,
                                                           VOCATION OR
                                                           EMPLOYMENT
-------------------------------------------------------------------------------
Richard E. Johnson               President/CEO and
                                 Director
Robert B. Esau                   Executive Vice President
Gary L. Robinson                 Executive Vice President
James W. Gribbons, Sr.           Executive Vice President
Robert A. Knowles, Jr.           Senior Vice President
William S. Wolff                 Senior Vice President
Molly Dillon                     Senior Vice President
John M. Fullerton                Senior Vice President
Robert Wiseman                   Senior Vice President
Walter L. Parr                   Senior Vice President
Jonathan W. White                Senior Vice President
Robert E. Hussey                 Senior Vice President
Dana Mitiguy                     Senior Vice President
Dorothy Wentworth                Senior Vice President
Christopher G. Chapman           Vice President
Perry Condon                     Vice President
A. James Cota                    Vice President
J. Alan Day                      Vice President
Carol P. Smith                   Vice President
Sandy Baker                      Vice President
H. Ashley Smith, Jr.             Vice President
William J. Judge                 Vice President
Leila J. Baroody                 Vice President
Reginald P. Vincent              Vice President
Frederick G. Natale, Jr.         Vice President
Thomas E. Malinowski             Vice President
William Smith                    Vice President
Melissa Whitmore                 Vice President
John Conroe                      Vice President
Sandra J. Kidwell                Vice President
Mark Nagelsmith                  Vice President
Sharry Rutken                    Vice President
Judith E. Zalansky               Vice President
Christopher W. McCarthy          Vice President
Nancy S. Hudson                  Vice President
Timothy J. O'Malley              Vice President
Peter C. Armbruster              Vice President
Steven Kalloch                   Vice President
Thomas J. Christensen            Vice President
Jeffrey Oldfield                 Vice President
Don Smith                        Vice President
Robert P. Dinan                  Vice President
Michael B. MacDonald             Vice President
Bruce L. Poznak                  Vice President
Arlene C. Folsom                 Vice President
Brian S. Wallace                 Vice President
Debra A. Patten                  Vice President
Curt G. Ehler                    Vice President
Debra T. Wilner                  Vice President
Kevin Brown                      Vice President
Steve Eddy                       Vice President
John Gibbons                     Vice President
Larry Pelletier                  Vice President
Carolyn May                      Vice President
Kathryn Dion                     Vice President
James Hillman                    Vice President
Janet Milley                     Vice President

John H. Budd                     Director                  Mirick O'Connell
                                                           1700 BankBoston
                                                           Tower
                                                           Worcester, MA
                                                           01608-1477

Gretchen B. Morse                Director                  United Way of
                                                           Chittenden County
                                                           95 St. Paul Street
                                                           Burlington, VT 05401

Joseph S. Pieciak, Jr.           Director                  Joseph Pieciak &
                                                           Co., P.C.
                                                           4 Park Place
                                                           P.O. Box 797
                                                           Brattleboro, VT
                                                           05301-0797

Barry N. Stone                   Director                  Barry Stone
                                                           Insurance Agency
                                                           P.O. Box 9507
                                                           South Burlington,
                                                           VT
                                                           05407-9507

George Smith                     Director                  George Smith, CPA
                                                           406 Main Street
                                                           Great Barrington,
                                                           MA 01230

C. Jeffrey Cook                  Director                  Cain, Hibbard,
                                                           Myers
                                                           & Cook
                                                           66 West Street
                                                           Pittsfield, MA
                                                           01201-5764

Joseph A. Desmond                Director                  The Concord Group
                                                           4 Bouton Street
                                                           Concord, NH
                                                           03301-5023

John E. Menario                  Director                  Banknorth Group
                                                           One Portland Square
                                                           P.O. Box 9540
                                                           Portland, ME
                                                           04112-9540

Andrew W. (Mickey)               Director                  Banknorth Group
Greene                                                     One Portland Square
                                                           P.O. Box 9540
                                                           Portland, ME
                                                           04112-9540

Item 27.    Principal Underwriters:

            (a)   Edgewood Services, Inc. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
                  Banknorth Funds, BBH, Fund, Inc., BBH Trust, Excelsior
                  Funds, Inc., Excelsior Institutional Trust, Excelsior
                  Tax-Exempt Funds, Inc., Golden Oak(R)Family of Funds,
                  Hibernia Funds, The Huntington Funds, Huntington VA Funds,
                  Marshall Funds, Inc., The Riverfront Funds, and WesMark
                  Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Arthur L. Cherry              Director,                             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                   Executive Vice President
5800 Corporate Drive          Edgewood Services, Inc.     and Trustee
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive                --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director and Secretary,               --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Karen J. Tracey               President,                            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.             President
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                       --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John Sheehan                  Vice President                        --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Stephen A. Keen               Assistant Secretary,                  --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Treasurer,                  --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)   Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

          Registrant                      Reed Smith LLP
                                          Investment Management
                                          Group (IMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779
                                          (Notices should be sent to the Agent for
                                          Service at above address)

                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7010

          Federated Shareholder           P.O. Box 8600
          Services Company                Boston, MA 02266-8600
          ("Transfer Agent, Dividend
          Disbursing Agent and
           Recordkeeper")

          Federated Services Company      Federated Investors Tower
          ("Administrator")               1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

          Banknorth Investment Advisors   One Portland Square
          ("Adviser")                     Portland, ME 04112

          Forum Trust, LLC                Two Portland Square
          ("Custodian")                   Portland, Maine 04101

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant,  BANKNORTH FUNDS, certifies that it meets all of the  requirements  for  effectiveness  of this  Amendment to its
Registration  Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this  Registration  Statement  to be signed on its behalf by the  undersigned,  thereto  duly  authorized,  in the  City  of  Pittsburgh  and
Commonwealth of Pennsylvania, on the 1st day of December, 2003.

                                 BANKNORTH FUNDS

                  BY: /s/ Gail C. Jones
                  Gail C. Jones, Assistant Secretary
                  December 1, 2003

     Pursuant to the  requirements of the Securities Act of 1933, this Amendment to its  Registration  Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                        DATE

By: /s/ Gail C. Jones             Attorney In Fact          December 1, 2003
    Gail C. Jones                 For the Persons
    ASSISTANT SECRETARY           Listed Below

    NAME                            TITLE

John F. Donahue*                 Chairman and Trustee

Charles L. Davis, Jr.*           President
                                 (Principal Executive Officer)

J. Christopher Donahue*          Executive Vice President
                                 and Trustee

Richard J. Thomas*               Treasurer
                                 (Principal Financial Officer)

Thomas G. Bigley*                Trustee

John T. Conroy, Jr.*             Trustee

Nicholas P. Constantakis*        Trustee

John F. Cunningham*              Trustee

Lawrence D. Ellis, M.D.*         Trustee

Peter E. Madden*                 Trustee

Charles F. Mansfield, Jr.*       Trustee

John E. Murray, Jr.*             Trustee

Marjorie P. Smuts*               Trustee

John S. Walsh*                   Trustee

*By Power of Attorney